Cover	Feb. 23, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41010
Entity Registrant Name	MAINZ BIOMED N.V.
Entity Central Index Key	0001874252